Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	As of 31 December
	2024	2023
	USD	USD
Withholding tax receivables	983,770	1,219,986
Refundable deposits	160,902	206,011
Other assets	134,826	198,275
Prepaid expenses	31,309	517,922
	1,310,807	2,142,194